Share-Based Payment (Details 3) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Unrecognized Expense Recognized In 2013	Dec. 31, 2011 Unrecognized Expense Recognized In 2012	Dec. 31, 2010 DIRECTV Plan Stock Options year	Nov. 19, 2009 LEI Plan	Dec. 31, 2011 LEI Plan Persons Other Than Employees And Directors year	Dec. 31, 2010 LEI Plan Persons Other Than Employees And Directors year	Dec. 31, 2009 LEI Plan Persons Other Than Employees And Directors year	Nov. 19, 2009 LEI Plan Persons Other Than Employees And Directors	Nov. 30, 2009 LEI Plan Stock Options & Stock Appreciation Rights year	Dec. 31, 2011 LEI Plan Stock Options & Stock Appreciation Rights	Dec. 31, 2010 LEI Plan Stock Options & Stock Appreciation Rights	Dec. 31, 2009 LEI Plan Stock Options & Stock Appreciation Rights
Share-Based Payment
Number of common stock options and stock appreciation rights issued by LEI, assumed (in shares)							16.7
Assumptions used in the fair value calculations for equity instruments
Average estimated fair value per equity instrument assumed (in dollars per share)								$ 26.63	$ 22.52	$ 15.19		$ 14.17
Average exercise price per equity instrument assumed (in dollars per share)								$ 16.51	$ 19.34	$ 20.06		$ 18.90
Expected stock volatility (as a percent)						26.90%		27.50%	26.50%	25.20%		24.70%
Range of risk-free interest rates, minimum (as a percent)								0.06%	0.07%	0.19%		0.16%
Range of risk-free interest rates, maximum (as a percent)								0.83%	2.01%	3.34%		2.87%
Range of expected option lives, minimum (in years)								0.5	0.1	0.6		0.7
Range of expected option lives, maximum (in years)								5.4	6.4	7.4		7.5
Additional General Disclosures
Intrinsic value of awards assumed which were exercised													$ 8	$ 145	$ 87
Awards outstanding (in shares)								0.6	1.0		8.8
Fair value of awards outstanding								22	15
Net loss recognized for exercised options and fair value adjustment	4	11						4	11	6
Assumptions used in the fair value calculations for stock options granted
Estimated fair value per option granted (in dollars per share)						$ 12.36
Average exercise price per option granted (in dollars per share)						$ 33.74
Shares granted						1.0
Range of risk-free interest rate (as a percent)						3.35%
Range of expected option lives (in years)						7.0
Share-based compensation expense
Share based compensation expense recognized	103	82	55
Tax benefits associated with share-based compensation expense	40	31	21
Actual tax benefits realized for the deduction of share-based compensation expense	54	60	42
Proceeds received from stock options exercised		38	35
Total unrecognized compensation expense related to unvested restricted stock units and stock options	$ 98			$ 27	$ 71